Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 81,770	$ 36,245
Amounts receivable and other	18,342	16,953
Prepaid gold interests	14,915	14,252
Investments and other	4,502	3,010
Inventory	1,944	3,835
Income tax receivable	1,178	1,066
Loans receivable	0	284
Current assets	122,651	75,645
Mineral interests	1,676,124	1,646,634
Prepaid gold interests	36,818	35,287
Deferred income tax	7,817	8,446
Loans receivable	1,858	1,500
Other assets	3,212	2,467
Non-current assets	1,725,829	1,694,334
Total Assets	1,848,480	1,769,979
Liabilities
Amounts payable and other liabilities	25,484	23,090
Income tax payable	3,213	3,718
Lease obligation	361	318
Current liabilities	29,058	27,126
Deferred income tax	5,359	2,934
Lease obligation	1,243	1,373
Other non-current liabilities	4,922	2,826
Non-current liabilities	11,524	7,133
Shareholders' equity
Share capital	1,739,835	1,744,341
Retained earnings (deficit)	51,275	(23,773)
Accumulated other comprehensive income ("AOCI")	1,344	0
Other	15,444	15,152
Shareholders' equity	1,807,898	1,735,720
Total Liabilities and Shareholders' Equity	$ 1,848,480	$ 1,769,979